Stock Compensation Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 First Data Holdings Executive Officer	Sep. 30, 2013 First Data Holdings Stock options	Dec. 31, 2012 First Data Holdings Stock options	Dec. 31, 2011 First Data Holdings Stock options	Dec. 31, 2010 First Data Holdings Stock options	Mar. 31, 2012 First Data Holdings Stock options	May 31, 2010 First Data Holdings Time-based options	Apr. 30, 2010 First Data Holdings Time-based options	Sep. 30, 2013 First Data Holdings Time-based options Minimum	Dec. 31, 2012 First Data Holdings Time-based options Minimum	Dec. 31, 2011 First Data Holdings Time-based options Minimum	Dec. 31, 2010 First Data Holdings Time-based options Minimum	Sep. 30, 2013 First Data Holdings Time-based options Maximum	Dec. 31, 2012 First Data Holdings Time-based options Maximum	Dec. 31, 2011 First Data Holdings Time-based options Maximum	Dec. 31, 2010 First Data Holdings Time-based options Maximum	Sep. 30, 2013 First Data Holdings Restricted stock awards and restricted stock units	Dec. 31, 2012 First Data Holdings Restricted stock awards and restricted stock units	Sep. 30, 2013 First Data Holdings Restricted stock	Dec. 31, 2012 First Data Holdings Restricted stock
Stock compensation plans
Total stock-based compensation expense (pretax)	$ 5.5	$ 3.6	$ 37.1	$ 10.9	$ 12.4	$ 17.6	$ 17.1	$ 20.0
Vesting period																3 years	3 years	3 years	3 years	5 years	5 years	5 years	5 years
Unrecognized compensation expense, related to non-vested awards									178	99																58	41
Expected recognition of unrecognized compensation cost over specified period									3.0	5.0																4.0	0.1
Specified period of recognition of unrecognized compensation cost									1 year	2 years																2 years	2 years
Expected recognition of unrecognized compensation cost upon the occurrence of certain liquidity or employment termination events									$ 175	$ 94																$ 54
Weighted-average assumptions for estimating fair value of stock options granted
Risk-free interest rate (as a percent)									1.38%	1.45%	2.86%	3.03%
Dividend yield (as a percent)									0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)									56.64%	51.77%	54.65%	51.40%
Expected term									7 years	7 years	7 years	7 years
Fair value of stock (in dollars per share)									$ 3.50	$ 3.00	$ 3.00	$ 3.00	$ 3.50
Fair value of options (in dollars per share)									$ 1.99	$ 1.60	$ 1.73	$ 1.66
Options
Outstanding at the beginning of the period (in shares)									77.6	73.0
Granted (in shares)									50.2	8.0
Exercised (in shares)									(5.5)	(0.4)
Cancelled / Forfeited (in shares)									(8.3)	(3.0)
Outstanding at the end of the period (in shares)									114.0	77.6	73.0
Options exercisable at the end of the period (in shares)									30.3	27.5
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)									$ 3.00	$ 3.00
Granted (in dollars per share)									$ 3.50	$ 3.00				$ 3	$ 5
Exercised (in dollars per share)									$ 3.00	$ 3.50
Cancelled / Forfeited (in dollars per share)									$ 3.02	$ 3.00
Outstanding at the end of the period (in dollars per share)									$ 3.22	$ 3.00	$ 3.00
Options exercisable at the end of the period (in dollars per share)									$ 3.02	$ 3.00
Awards/Units
Non-vested at the beginning of the period (in shares)																								13.6	10.9
Granted (in shares)																								9.6	4.0
Vested (in shares)																								(3.1)	(0.7)
Cancelled / Forfeited (in shares)																								(1.1)	(0.6)
Non-vested at the end of the period (in shares)																								19.0	13.6
Weighted-Average Grant-Date Fair Value
Non-vested at the beginning of the period (in dollars per share)																								$ 3.00	$ 3.14
Granted (in dollars per share)																								$ 3.50	$ 3.00
Vested (in dollars per share)																								$ 3.23	$ 4.74
Cancelled / Forfeited (in dollars per share)																								$ 3.02	$ 3.16
Non-vested at the end of the period (in dollars per share)																								$ 3.21	$ 3.00